Discontinued Operations - Summary of Sale of Subsidiaries (Parenthetical) (Details) - Discontinued Operations - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Income tax	$ 0	$ 0	$ 0
Bioseparations Operations
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Income tax		$ 0	$ 0
Plasma Collection Centers
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Income tax	0
Ryplazim Business
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Income tax	$ 0